Alternative Health Products	3 Months Ended	12 Months Ended
	Nov. 30, 2017	Aug. 31, 2017	Aug. 31, 2016
Alternative Health Products [Text Block]
9.	Alternative Health Products

On November 12, 2014, the Company signed an agreement with Poppy’s Teas LLC (“PoViva”) and acquired 51% of ViPova™. On November 2, 2017, Lexaria announced that it acquired a 100% ownership interest in PoViva Tea, LLC, via cash compensation of $70,000, a waiver on certain debts owed to Lexaria, and a 5%, 20 - year royalty on net profits of ViPova Tea TM tea, coffee, and hot chocolate sales. No Lexaria stock or options were issued. The 20 -year royalty was determined to have a $Nil fair value as PoViva operates at a loss and future profitability is uncertain.

On August 11, 2015, Lexaria signed a license agreement with PoViva Tea LLC for $10,000, granting Lexaria a 35 -year non exclusive worldwide license to unencumbered use of PoViva Tea LLC’s IP Rights, including rights of resale. This license agreement ensures Lexaria has full access to the underlying patent pending infusion Technology.

Issued Patent #	Patent Issuance Date	Patent Family
9474725	10/25/2016	Food and Beverage Compositions Infused With Lipophilic Active Agents and Methods of Use Thereof
US 9839612 B2	12/12/2017

The patents are amortized over their legal life of 20 years.

Patents

	November 30	August 31
	2017	2017
	$	$
Balance – Beginning	62,827	53,997
Additions	15,715	9,699
Amortization	(221)	(869)
Balance – Ending	78,321	62,827

October 19, 2017, the Company received a new Notice of Allowance from the United States Patent and Trademark Office (“USPTO”) for the use of its technology as a delivery platform for all cannabinoids including THC; fat soluble vitamins; non steroidal anti-inflammatory pain medications (“NSAIDs”); and nicotine. Lexaria expects formal patent issuance within three to four months which is expected to provide protection until at least 2035. The patent application number is 15/225,799, “Food and Beverage Compositions Infused With Lipophilic Active Agents and Methods of Use Thereof” and on December 12, 2017, Lexaria received a patent US 9839612 B2 for this application.

8.	Alternative Health Products

On November 12, 2014, the Company signed an agreement with Poppy’s Teas LLC. (“PoViva”) acquired 51% of ViPova™. The Company had the option to acquire an additional 24% interest in PoViva. Lexaria acquired 100% ownership interest in PoViva Tea, LLC subsequent to August 31, 2017 via compensation of $70,000, a waiver on certain debts owed to Lexaria, and a 5%, 20 -year royalty on net profits of ViPova Tea TM tea, coffee, and hot chocolate sales. No Lexaria stock or options were issued.

As at August 31, 2017, the Company’s granted patent has a priority date of June 10, 2014, a publish date of October 25, 2016, and protects the Company’s technology for twenty years.

On August 11, 2015, Lexaria signed a license agreement with PoViva Tea LLC for $10,000, granting Lexaria a 35 -year non exclusive worldwide license to unencumbered use of PoViva Tea LLC’s IP Rights, including rights of resale. This license agreement ensures Lexaria has full access to the underlying patent pending infusion Technology.

Patents

	August 31	August 31
	2017	2016
	$	$
Balance – Beginning	53,997	36,989
Additions	9,699	17,008
Amortization	(869)	-
Balance – Ending	62,827	53,997

October 19, 2017, the Company received a new Notice of Allowance from the United States Patent and Trademark Office (“USPTO”) for the use of its technology as a delivery platform for all cannabinoids including THC; fat soluble vitamins; non steroidal anti-inflammatory pain medications (“NSAIDs”); and nicotine. Lexaria expects formal patent issuance within three to four months which is expected to provide protection until at least 2035. The patent application number is 15/225,799, “Food and Beverage Compositions Infused With Lipophilic Active Agents and Methods of Use Thereof”.

8.	Alternative Health Products

On November 12, 2014, the Company signed an agreement with Poppy’s Teas LLC. (“PoViva”) to acquire 51% of ViPova™ by satisfying the following requirements:

•	Pay an initial consideration of $50,000 (paid);
•	Spend $75,000 over one year for product marketing and operations (spent);
•	Extend to the founders of ViPova™ (“Founders”) $25,000 worth of Lexaria common shares (issued);
•	Pay one of the Founders $2,000 a month for production consulting for a period of 12 months (paid);
•	Pay one of the Founders $2,000 a month for marketing consulting for a period of 12 months (paid);
•	Provide to the Founders a cash bonus in the amount of $50,000 should the company generate $300,000 in sales within 8 months of the execution of this agreement (N/A); and
•	Agree for the Founders to be automatically granted a lifetime license to personally produce products covered by various patents.

The Company also spent the required minimum additional $100,000 on sales and marketing “ViPova™ by Lexaria” brand to enable qualification to purchase additional interest in PoViva. The Company has the option to acquire an additional 24% interest in PoViva (for a total interest of 75%) by paying PoViva or its Founders 2.5 times trailing 12 months PoViva revenue (pro-rata) calculated from the date that this option is exercised. PoViva can receive up to 50% of this payment in the Company’s common stock at PoViva’s discretion.

PoViva has a right of first refusal to produce under “white-label”, additional cannabinoid based products on behalf of the Company but the Company reserves the right to engage other producers should it believe PoViva to be uncompetitive to supply the products requested by Lexaria.

The acquisition of PoViva was treated as an acquisition of assets rather than a business combination because PoViva did not constitute a business. $48,039 acquired In-Process Research and Development was expensed at the acquisition date in accordance with ASC 730-10-25-1.

In June 2015, the Company simultaneously filed a U.S. utility patent application and an International patent application under the Patent Cooperation Treaty (“PCT”) procedure, both at the U.S. Patent and Trademark Office. These applications follow the Company’s 2014 and 2015 family of provisional patent application filings in the U.S. and serve two additional broad purposes. Firstly, these filings served to expand potential intellectual property protection outside of the USA. Filing under the PCT allows the Company to elect to pursue patent protection in up to 148 nations around the world. The second purpose was to broaden the number of molecules for which intellectual property protection is sought. Under the original patents pending application, only the THC and CBD molecules, infused within a unique lipid-formulation technology, were pursued. Under the newer patent applications, the list of molecules for a unique delivery system was broadened to include THC, CBC, Nicotine, Non-Steroidal Anti- Inflammatories, and certain Vitamins.

In December 2015, the Company filed two further provisional patent applications in the U.S. These new applications served to further broaden the variety and applicability of base compounds that can be used when formulating the Company’s lipid based technology. The first of these applications identify compounds like edible starches (e.g., tapioca starch) that are commonly used in food products today and could, therefore, serve as a base for formulating and incorporating the Company’s Technology into a wide variety of every day food products. The second of these applications identify emulsifier compounds like gum Arabic that are commonly used in beverage products today in order to facilitate similar flexibility for formulating the Company’s Technology in every day, shelf-stable beverages.

As at August 31, 2016, the Company had capitalized $53,997 for patent application. The Company was granted its first patent subsequent to the year-end. The granted patent has a priority date of June 10, 2014, a publish date of October 27, 2016, and protects the Company’s technology for twenty years.

On August 11, 2015, Lexaria signed a license agreement with PoViva Tea LLC for $10,000, granting Lexaria a 35 -year non exclusive worldwide license to unencumbered use of PoViva Tea LLC’s IP Rights, including rights of resale. This license agreement ensures Lexaria has full access to the underlying patent pending infusion Technology.